Identifiable Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets

The following table provides the components of Identifiable intangible assets:
	December 31, 2016			December 31, 2015
(MILLIONS OF DOLLARS)	Gross Carrying Amount	Accumulated Amortization	Identifiable Intangible Assets, less Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization	Identifiable Intangible Assets, less Accumulated Amortization
Finite-lived intangible assets
Developed technology rights	$83,390	$(49,650)	$33,740	$77,613	$(47,193)	$30,419
Brands	2,092	(1,032)	1,060	1,973	(928)	1,044
Licensing agreements and other	1,869	(1,005)	864	1,619	(918)	701
	87,351	(51,687)	35,664	81,205	(49,040)	32,165
Indefinite-lived intangible assets
Brands and other	6,883		6,883	7,021		7,021
IPR&D(a)	10,101		10,101	1,171		1,171
	16,984		16,984	8,192		8,192
Identifiable intangible assets(a)	$104,335	$(51,687)	$52,648	$89,396	$(49,040)	$40,356

(a)
The increase in Identifiable intangible assets, less accumulated amortization, is primarily related to assets acquired as part of the acquisitions of Medivation, Anacor and Bamboo (see Note 2A), and the impact of measurement period adjustments related to our acquisition of Hospira (see Note 2A), partially offset by amortization, impairments and the reclassification of $1.3 billion to Assets held for sale (see Note 2B). For information about impairments, see Note 4. The increase in IPR&D, is primarily related to assets acquired as part of the acquisitions of Anacor and Medivation, largely crisaborole and Xtandi. The intellectual property for crisaborole is owned by an international entity.

Our identifiable intangible assets are associated with the following, as a percentage of total identifiable intangible assets, less accumulated amortization:
	December 31, 2016
	IH	EH	WRD
Developed technology rights	64%	35%	—
Brands, finite-lived	73%	27%	—
Brands, indefinite-lived	71%	29%	—
IPR&D	92%	5%	4%

Schedule of Indefinite-Lived Intangible Assets

The following table provides the components of Identifiable intangible assets:
	December 31, 2016			December 31, 2015
(MILLIONS OF DOLLARS)	Gross Carrying Amount	Accumulated Amortization	Identifiable Intangible Assets, less Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization	Identifiable Intangible Assets, less Accumulated Amortization
Finite-lived intangible assets
Developed technology rights	$83,390	$(49,650)	$33,740	$77,613	$(47,193)	$30,419
Brands	2,092	(1,032)	1,060	1,973	(928)	1,044
Licensing agreements and other	1,869	(1,005)	864	1,619	(918)	701
	87,351	(51,687)	35,664	81,205	(49,040)	32,165
Indefinite-lived intangible assets
Brands and other	6,883		6,883	7,021		7,021
IPR&D(a)	10,101		10,101	1,171		1,171
	16,984		16,984	8,192		8,192
Identifiable intangible assets(a)	$104,335	$(51,687)	$52,648	$89,396	$(49,040)	$40,356

(a)
The increase in Identifiable intangible assets, less accumulated amortization, is primarily related to assets acquired as part of the acquisitions of Medivation, Anacor and Bamboo (see Note 2A), and the impact of measurement period adjustments related to our acquisition of Hospira (see Note 2A), partially offset by amortization, impairments and the reclassification of $1.3 billion to Assets held for sale (see Note 2B). For information about impairments, see Note 4. The increase in IPR&D, is primarily related to assets acquired as part of the acquisitions of Anacor and Medivation, largely crisaborole and Xtandi. The intellectual property for crisaborole is owned by an international entity.

Our identifiable intangible assets are associated with the following, as a percentage of total identifiable intangible assets, less accumulated amortization:
	December 31, 2016
	IH	EH	WRD
Developed technology rights	64%	35%	—
Brands, finite-lived	73%	27%	—
Brands, indefinite-lived	71%	29%	—
IPR&D	92%	5%	4%

Schedule of Expected Amortization Expense

The following table provides the annual amortization expense expected for the years 2017 through 2021:
(MILLIONS OF DOLLARS)	2017	2018	2019	2020	2021
Amortization expense	$4,827	$4,706	$4,481	$3,442	$3,348

Schedule of Goodwill

The following table provides the components of and changes in the carrying amount of Goodwill:
(MILLIONS OF DOLLARS)	IH	EH	Total
Balance, January 1, 2015	$24,430	$17,639	$42,069
Additions(a)	39	7,284	7,323
Other(b)	(660)	(489)	(1,149)
Balance, December 31, 2015	23,809	24,433	48,242
Additions(c)	6,357	12	6,369
Other(d)	(32)	(130)	(162)
Balance, December 31, 2016	$30,134	$24,315	$54,449

(a)	EH additions relate to our acquisition of Hospira. For additional information, see Note 2A.

(b)	Primarily reflects the impact of foreign exchange.

(c)
IH additions primarily relate to our acquisitions of Medivation, Anacor and Bamboo and are subject to change until we complete the valuations of assets acquired and liabilities assumed from Medivation, Anacor and Bamboo (see Note 2A).

(d)	Primarily reflects the impact of foreign exchange and, with respect to EH, the impact of the reclassification of $119 million to Assets held for sale during 2016 (see Note 2B).

We manage our commercial operations through two distinct business segments: Pfizer Innovative Health (IH) and Pfizer Essential Health (EH), which was previously known as Established Products. Beginning in the second quarter of 2016, we reorganized our operating segments to reflect that we now manage our innovative pharmaceutical and consumer healthcare operations as one business segment, IH. From the beginning of our fiscal year 2014 until the second quarter of 2016, these operations were managed as two business segments: the GIP segment and the VOC segment. We have retrospectively presented goodwill according to the new operating segment structure. For additional information, see Note 18. As a result of this change, our goodwill associated with our former GIP segment was required to be reallocated to new reporting units based on relative fair value.